Income and related expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of interest income and gains (losses) on financial instruments

	2025	2024	2023

Interest income – credit card	4,597,770	3,802,366	2,521,892
Interest income – loan	4,784,263	3,038,663	1,650,321
Interest income – other assets at amortized cost	2,284,594	1,278,980	851,237
Interest income – other receivables	361,675	324,196	398,536
Interest income and gains net of losses - financial instruments at fair value	1,359,548	1,287,991	973,029
Other income at fair value	46,833	(101,153)	44,697
Total interest income and gains net of losses on financial instruments	13,434,683	9,631,043	6,439,712

Schedule of fee and commission income

	2025	2024	2023

Credit and prepaid card income	1,720,278	1,380,577	1,187,857
Late fees	385,005	287,483	180,688
Insurance commission	35,530	29,098	24,394
Other fee and commission income	199,245	188,874	196,325
Total fee and commission income	2,340,058	1,886,032	1,589,264

Schedule of interest and other financial expenses

	2025	2024	2023

Interest expense on deposits	3,876,544	2,342,227	1,723,839
Interest expenses on repurchases agreements, borrowings and financing	429,693	259,430	136,423
Other interest and similar expenses	272,443	233,202	176,663
Interest and other financial expenses	4,578,680	2,834,859	2,036,925

Schedule of transactional expenses

	2025	2024	2023

Payments and network costs (i)	107,619	83,573	76,152
Rewards expenses	138,169	68,500	58,304
Financial system expenses	15,510	14,995	23,063
Other transactional expenses	104,885	93,256	58,411
Total transactional expenses	366,183	260,324	215,930

(i) The "Bank slip costs" and "Credit and prepaid card network costs" lines were previously presented separately but have been consolidated into a single line titled "Payments and network costs."